Schedule of Investments

March 31, 2022 (Unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 45.1%

Communication Services - 3.5%
ALPHABET INC - CLASS A (2)	1,468	4,083,022
ALPHABET INC - CLASS C (2)	1,555	4,343,099
AT&T INC	4,165	98,419
COMCAST CORP NEW CL A	16,126	755,019
DIGITAL MEDIA SOLUTIONS INC (2)	649	2,362
EMERALD HOLDING INC (2)	1	3
ENTRAVISION COMMUNICTNS CORP	1,386	8,884
GANNETT CO INC NEW (2)	409	1,845
IDT CORPORATION (2)	2,034	69,339
INTERPUBLIC GROUP OF COS INC	5,653	200,399
LIBERTY TRIPADVISOR HOLDINGS INC. (A) (2)	4,043	8,288
LUMEN TECHNOLOGIES INC	3,384	38,138
META PLATFORMS INC (2)	12,479	2,774,830
OMNICOM GRP INC	4,570	387,902
OUTBRAIN INC. (2)	1,445	15,505
SOCIETY PASS INCORPORATED (2)(3)	13,610	40,422
ZIFF DAVIS, INC.	2,942	284,727

		13,112,203

Consumer Discretionary - 4.2%
AMAZON.COM INC (2)	1,934	6,304,743
AMERICAN AXLE & MANUFACTURING HOLDINGS (2)	1,215	9,428
AMERICAN EAGLE OUTFITTERS NEW	812	13,642
AUTOZONE INC (NEV) (2)	7	14,312
BEST BUY CO INC	1,659	150,803
BIGLARI HOLDINGS INC CL B (2)	39	5,640
CAPRI HOLDINGS LIMITED (2)	1,527	78,473
CHICO'S FAS INC (2)	439	2,107
DANA INCORPORATED	1,362	23,930
EBAY INC	10,576	605,582
ETHAN ALLEN INTERIORS INC	151	3,937
FORD MOTOR COMPANY	20,271	342,783
GENERAL MOTORS COMPANY (2)	1,477	64,604
GREENLANE HOLDINGS, INC. (2)	3,849	2,155
HIBBETT, INC.	7,737	343,059
HOME DEPOT INC	7,918	2,370,095
INTL GAME TECHNOLOGY PLC	3,210	79,223
KOHLS CORP	3,487	210,824
LEAR CORPORATION	513	73,149
LENNAR CORP	596	48,377
LIQUIDITY SERVICES INC. (2)	207	3,544
LOWES COMPANIES INC	7,925	1,602,356
MACY'S INC.	27,692	674,577
MURPHY USA INC	200	39,992
O'REILLY AUTOMOTIVE INC (2)	409	280,149
QURATE RETAIL INC (A)	4,274	20,344
RED ROCK RESORTS INC. (A)	673	32,681
SKYLINE CHAMPION CORPORATION (2)	1,167	64,045
SMITH & WESSON BRANDS, INC.	3,384	51,200
TAPESTRY INC	3,020	112,193
TARGET CORPORATION	1,633	346,555
TESLA INC (2)	445	479,532
THE ONE GROUP HOSPITALITY, INC (2)	1,514	15,912
THOR INDUSTRIES INC	6,318	497,227
TOWN SPORTS INTL HLDG INC (2)	1,777	2
TRACTOR SUPPLY CO	1,565	365,224
TRAVELCENTERS OF AMERICA INC (2)	1	43
Ulta Beauty, Inc. (2)	477	189,951
WILLIAMS SONOMA INC	212	30,740
WINNEBAGO INDUSTRIES INC	1,584	85,584
XL Fleet Corp. (2)	1	2

		15,638,719

Consumer Staples - 1.9%
ALBERTSONS COMPANIES INC	5,438	180,814
ARCHER DANIELS MIDLAND CO	9,443	852,325
BJ WHOLESALE CLUB HOLDINGS INC (2)	34	2,299
BUNGE LTD	11,671	1,293,264
COSTCO WHOLESALE CORP	1,360	783,156
FLOWERS FOODS INC NEW	144	3,702
GENERAL MILLS INC	11,138	754,265
HOSTESS BRANDS INC (A) (2)	2,742	60,159
INGREDION INC	1,260	109,809
MONDELEZ INTERNATIONAL INC (A)	30	1,883
NEWAGE, INC. (2)	1	1
PROCTER & GAMBLE CO	8,408	1,284,742
TYSON FOODS INC	1,276	114,368
WALMART INC	10,851	1,615,931

		7,056,718

Energy - 3.0%
ALTO INGREDIENTS, INC. (2)	331	2,257
APA Corporation	3,532	145,978
BAKER HUGHES COMPANY	4,541	165,338
Berry Corporation (bry)	190	1,961
BRISTOW GROUP INC (2)	747	27,699
CHENIERE ENERGY INC	478	66,275
CHEVRON CORP	24,344	3,963,934
CIVITAS RESOURCES INC	394	23,526
CONOCOPHILLIPS	7,809	780,900
COTERRA ENERGY INC	79	2,131
DENBURY INC (2)	335	26,321
DEVON ENERGY CORP	2,218	131,150
DHT HOLDINGS INC	995	5,771
DIAMONDBACK ENERGY, INC	706	96,778
EOG RESOURCES INC	2,225	265,287
EQT CORPORATION	1,868	64,278
EXXON MOBIL CORP	28,245	2,332,755
HESS CORPORATION	800	85,632
HIGHPEAK ENERGY INC	181	4,018
HollyFrontier Corp (2)	264	9,607
LAREDO PETROLEUM INC (2)	184	14,562
MARATHON OIL CORP	482	12,103
MARATHON PETROLEUM CORP	14,382	1,229,661
NATIONAL ENERGY SERVICES REUNITED CORP (2)	215	1,806
NEXTDECADE CORP (2)	1,026	6,792
NINE ENERGY SERVICE INC (2)	3,975	14,867
OCCIDENTAL PETE CORP	562	31,888
ONEOK INC NEW	1,063	75,080
OVINTIV INC	2,463	133,174
PDC ENERGY INC	650	47,242
PHILLIPS 66	2,547	220,035
PIONEER NATURAL RESOURCES	688	172,021
RANGE RESOURCES CORP (2)	480	14,582
SCHLUMBERGER LTD	8,695	359,190
SM ENERGY CO	229	8,920
TARGA RESOURCES CORP	1,850	139,620
TEEKAY CORPORATION (2)	1,515	4,803
VALERO ENERGY CORP	3,723	378,033
WORLD FUEL SERVICES CORP	513	13,872

		11,079,847

Financials - 4.8%
ALLY FINANCIAL INC	5,327	231,618
AMERICAN FINL GROUP INC	1,117	162,658
AMERICAN INTL GROUP NEW	25,452	1,597,622
American National Group, Inc.	35	6,618
ATLANTICUS HLDGS CORP (2)	52	2,693
BANK OF NEW YORK MELLON CORP	10,054	498,980
BERKSHIRE HATHAWAY DE - CL B (2)	21,533	7,599,211
CAPITAL BANCORP, INC	132	3,018
Carlyle Group Inc. (The)	1	49

CHARLES SCHWAB CORP	7,925	668,157
CHIMERA INVESTMENT CORP NEW	21,231	255,621
CHUBB LIMITED	3,587	767,259
FIDELITY NATIONAL FINANCIAL INC	19,739	964,053
FIRST AMERICAN FINANCIAL CORP	9,563	619,874
FNB CORPORATION	7,741	96,375
HARTFORD FINL SVCS GRP INC	2,606	187,137
HOULIHAN LOKEY INC	1,281	112,472
LOEWS CORPORATION	30	1,945
MARSH & MCLENNAN COS INC	7,691	1,310,700
MEDLEY MANAGEMENT INC (2)	101	1
META FINANCIAL GRP INC	1,680	92,266
METLIFE INC	6,076	427,021
MOELIS & CO	1,795	84,275
MR COOPER GROUP INC (2)	1,503	68,642
NORTHRIM BANCORP INC	1,347	58,689
OPPENHEIMER HOLDINGS INC	425	18,522
PIPER SANDLER COMPANIES	15	1,969
PRUDENTIAL FINANCIAL INC	4,153	490,760
PZENA INVESTMENT MANAGEMENT	3,248	26,049
REGIONS FINANCIAL CORP NEW	13,504	300,599
SANDY SPRINGS BANCORP INC	872	39,170
SIEBERT FINANCIAL CORP (2)	907	1,959
SLM CORP	6,273	115,172
STATE STREET CORP	2,915	253,955
STEWART INFORMATION SVCS CRP	6,018	364,751
TIPTREE INC	160	2,056
WALKER & DUNLOP INC	1,270	164,363
WILLIS TOWERS WATSON PLC	2,109	498,188

		18,094,467

Healthcare - 8.3%
ABBOTT LABS	4,583	542,444
ABBVIE INC	18,704	3,032,105
AGILENT TECHNOLOGIES INC	925	122,405
ALAUNOS THERAPEUTICS, INC. (2)	5,102	3,329
AMERISOURCEBERGEN CORP	2,176	336,649
AMGEN INC	7,840	1,895,869
AMNEAL PHARMACEUTICALS INC (2)	1,894	7,898
ANTHEM INC	2,210	1,085,596
AVALO THERAPEUTICS, INC. (2)	4,397	3,187
BRISTOL-MYERS SQUIBB CO	18,986	1,386,548
CARDINAL HEALTH INC	14,510	822,717
CATALENT INC (2)	2,026	224,683
CELLDEX THERAPEUTICS INC (2)	1	34
CENTENE CORPORATION (2)	2,252	189,596
CENTOGENE N.V. (2)	1,080	4,548
CERNER CORP	7,093	663,621
CIGNA CORP	1,887	452,144
CVS HEALTH CORP	11,109	1,124,342
DANAHER CORP	495	145,198
Elanco Animal Health CVR - Rights (2)(8)	1,792	0
ELI LILLY & CO	4,212	1,206,190
ELOXX PHARMACEUTICALS, INC (2)	6,436	3,604
ENDO INTERNATIONAL PLC (2)	1,048	2,421
FULGENT GENETICS, INC. (2)	6,864	428,382
GALECTIN THERAPEUTICS INC (2)	1,818	2,927
GENPREX, INC (2)	2,209	4,992
GILEAD SCIENCE INC	17,886	1,063,323
HCA HEALTHCARE INC	2,250	563,895
IDEXX LABORATORIES CORP (2)	4	2,188
JOHNSON AND JOHNSON	13,007	2,305,231
JOINT CORP (THE) (2)	1,737	61,472
LA JOLLA PHARMACEUTICAL CO (2)	705	3,010
LAB CORP OF AMERICA NEW	75	19,775
MCKESSON CORP	3,275	1,002,576
MERCK & CO INC	15,600	1,279,980
MODERNA, INC. (2)	4,211	725,387
NATIONAL HEALTHCARE CP	75	5,267
PALATIN TECHNOLOGIES INC NEW (2)	4,739	2,180
PFIZER INC	21,523	1,114,246
PREMIER INC. (A)	2,106	74,953
REGENERON PHARMACEUTICALS INC (2)	858	599,244

SESEN BIO INC (2)	3,275	1,974
STAAR SURGICAL CO (2)	215	17,181
THERMO FISHER SCIENTIFIC INC	2,798	1,652,639
UNITEDHEALTH GROUP INC (DEL)	10,743	5,478,608
VIATRIS INC.	5,057	55,020
WEST PHARMACEUTICAL SVCS INC	1,239	508,870
ZOETIS INC	5,242	988,589

		31,217,037

Industrials - 3.9%
ACUITY BRANDS INC	618	116,987
ArcBest Corporation	381	30,671
ATKORE INC (2)	778	76,586
AZZ INC	1,398	67,440
BABCOCK & WILCOX ENTERPRISES INC (2)	1	8
BLUELINX HOLDINGS INC (2)	31	2,228
BOISE CASCADE COMPANY	5,084	353,185
BUILDERS FIRSTSOURCE INC (2)	9,419	607,902
Covenant Logistics Group, Inc	712	15,329
EATON CORP PLC (IRELAND)	1,454	220,659
EMCOR GROUP INC	2,091	235,509
EMERSON ELECTRIC CO	1,193	116,974
ENCORE WIRE CORP	69	7,871
GENERAL DYNAMICS CORP	7,299	1,760,373
GEO GROUP INC (REIT) (2)	336	2,221
HILLENBRAND, INC	2,531	111,794
HUB GROUP INC (2)	1,029	79,449
IDEANOMICS INC (2)	2,089	2,340
KARAT PACKAGING INC. (2)	183	3,633
LOCKHEED MARTIN CORP	6,103	2,693,864
MATSON INC	332	40,046
MILLER INDUSTRIES INC NEW	716	20,163
MUELLER INDS INC	3,865	209,367
MYR GROUP, INC. (2)	422	39,685
NORDSON CORP	863	195,970
NORTHROP GRUMMAN CORP	3,842	1,718,219
NVENT ELECTRIC PLC	2,209	76,829
OWENS CORNING INC	1,489	136,244
PAM TRANS SVC INC (2)	60	2,085
RAYTHEON TECHNOLOGIES CORPORATION	13,715	1,358,745
REGAL REXNORD CORP	1,264	188,058
ROBERT HALF INTL INC	787	89,860
RYDER SYS INC	719	57,038
SAFE BULKERS INC	448	2,132
TEREX CORP NEW	2,066	73,674
TEXTRON INC	2,989	222,322
The Shyft Group, Inc.	809	29,213
UNITED PARCEL SERVICE INC	7,632	1,636,759
VALMONT INDS INC	228	54,401
VECTRUS INC (2)	629	22,556
WASTE MANAGEMENT INC	10,006	1,585,951
WATTS WATER TECHNOLOGIES INC	130	18,147
WESCO INTERNATIONAL INC (2)	1,943	252,862

		14,535,349

Information Technology - 14.4%
A10 NETWORKS INC	6,135	85,583
ADVANCED MICRO DEVICES INC (2)	15,366	1,680,118
ALPHA AND OMEGA SEMICONDUCTOR LIMITED (2)	6,231	340,524
AMERICAN SOFTWARE INC	719	14,984
AMKOR TECHNOLOGY INC	5,176	112,423
APPLE INC	73,958	12,913,806
APPLIED MATERIALS INC	14,720	1,940,096
ARROW ELECTRONICS INC (2)	3,762	446,286
AVNET INC	7,482	303,694
AXCELIS TECHNOLOGIES INC (2)	5,740	433,542
BROADCOM INC	1,179	742,393
CADENCE DESIGNS SYS (2)	5,290	869,993
CDK GLOBAL INC	10,048	489,137
CHANNELADVISOR CORP (2)	111	1,839
CISCO SYSTEMS INC	17,529	977,417
COMMVAULT SYSTEMS INC (2)	949	62,966

CONCENTRIX CORPORATION	375	62,460
CONSENSUS CLOUD SOLUTIONS, INC. (2)	426	25,615
CORNING INC	1,999	73,783
DIODES INC (2)	1,196	104,040
DROPBOX INC (2)	572	13,299
FORTINET INC (2)	23	7,860
HEWLETT PACKARD ENTERPRISE CO	8,313	138,910
HP INC	15,568	565,118
INTEL CORP	18,264	905,164
INTUIT INC	3,019	1,451,656
JABIL INC	13,440	829,651
KLA Corporation	1,876	686,729
LAM RESEARCH CORP	4	2,150
LITTELFUSE INC	8	1,995
MANHATTAN ASSOCIATES INC (2)	4,244	588,685
MICRON TECH INC	21,951	1,709,763
MICROSOFT CORP	51,611	15,912,184
MKS INSTRUMENTS INC	1,586	237,900
MONGODB INC (2)	4	1,774
NORTONLIFELOCK INC	6,365	168,800
NVIDIA CORP	8,164	2,227,629
NXP SEMICONDUCTOR N.V	1,312	242,825
ON SEMICONDUCTOR CORP (2)	2,662	166,668
PHOTRONICS INC (2)	1,487	25,234
PLANTRONICS INC (2)	367	14,460
QUALCOMM INC	19,353	2,957,525
RIMINI STREET CORP (2)	1,223	7,093
SANMINA CORPORATION (2)	713	28,819
SPS COMMERCE INC (2)	1,233	161,770
SS & C TECHNOLOGIES HLDGS INC	20,338	1,525,757
STARTEK INC (2)	1,281	5,675
TEXAS INSTRUMENTS INC	8,534	1,565,818
ULTRA CLEAN HOLDINGS, INC. (2)	997	42,263
VIANT TECHNOLOGY INC (2)	322	2,109
VISHAY INTERTECHNOLOGY INC	1,251	24,520
WESTERN DIGITAL CORP (2)	1,800	89,370
Xperi Holding Corporation	4,590	79,499
ZEBRA TECH CORP (2)	32	13,238

		54,082,609

Materials - 0.7%
ALCOA CORPORATION	588	52,938
AVIENT CORPORATION	499	23,952
BERRY GLOBAL GROUP INC (2)	1,895	109,834
CHEMOURS COMPANY	1,030	32,424
CLEVELAND-CLIFFS INC (2)	2,026	65,257
DOW INC	3,600	229,392
EASTMAN CHEMICAL COMPANY	17	1,905
FREEPORT-MCMORAN INC	13,904	691,585
HECLA MINING COMPANY	292	1,918
HUNTSMAN CORP	2,026	75,995
LOUISIANA PAC CORP	5,225	324,577
LYONDELLBASELL INDUSTRIES NV (A)	2,220	228,260
NEWMONT CORPORATION	51	4,052
NUCOR CORP	1,479	219,853
OLIN CORP	5,059	264,485
RELIANCE STL & ALUMINUM CO (DEL)	11	2,017
RYERSON HOLDING CORP	462	16,179
SCHNITZER STEEL INDUSTRIES	640	33,242
STEEL DYNAMICS INC	817	68,162
TRONOX HOLDINGS PLC	976	19,315
UNITED STATES STEEL CORP	1,964	74,121

		2,539,463

Real Estate Investment Trust - 0.2%
ALTISOURCE PTF SOLU SA (2)	1,498	17,721
BRIXMOR PROPERTY GROUP INC	75	1,936
CORENERGY INFRASTRUCTURE TRUST INC REIT	5,403	16,587
HIGHWOODS PROPERTIES INC	697	31,881
KILROY REALTY CORP	1,623	124,030
REDFIN CORPORATION (2)	1,752	31,606
SITE CENTERS CORP	121	2,022

SL GREEN REALTY CORP		3,220	261,400
Spirit MTA REIT Liquidating Trust (2)(8)		3,461	0
VORNADO REALTY TRUST		7,055	319,733

			806,916
Utilities - 0.2%
CONSTELLATION ENERGY CORPORATION		9,110	512,438
NATIONAL FUEL GAS CO NJ		1,775	121,943
UGI CORP NEW		8,274	299,684

			934,065

Total Common Stocks (United States)	(Cost	$122,438,726)	169,097,393

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (2)(9)		994	29,253

Total Preferred Stock (United States)	(Cost	$24,845)	29,253

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(8)		3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(8)		3	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(8)		22	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(8)		12	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		157	2,410
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		57	1,311
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(8)		9	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		56	1,148
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		28	417

Total Warrants (United States)	(Cost	$3,304)	5,286

Registered Investment Companies - 18.5%

U.S. Fixed Income - 18.5%
Baird Core Plus Bond Fund - Class I		502,989	5,477,554
DoubleLine Total Return Bond Fund - Class I		387,381	3,804,086
Frost Total Return Bond Fund - Class I		343,670	3,440,139
Guggenheim Total Return Bond Fund - Class I		58,894	1,561,286
iShares Core U.S. Aggregate Bond ETF (10)		188,546	20,193,277
LORD ABBETT FLOATING RATE FUND - CLASS I		670,140	5,582,266
PGIM Short-Term Corporate Bond Fund - Class Q		412,035	2,126,100
Pioneer Bond Fund - Class K		358,048	3,254,653
Segall Bryant & Hamill Plus Bond Fund - Class I		377,474	3,793,617
SPDR BLACKSTONE SENIOR LOAN ETF (3)(10)		447,561	20,122,342

Total Registered Investment Companies	(Cost	$70,805,676)	69,355,320

Money Market Registered Investment Companies - 26.4%

Morgan Stanley Government Institutional Fund, 0.23% (4)		43,560	43,560
Meeder Institutional Prime Money Market Fund, 0.22% (5)		99,147,719	99,108,060

Total Money Market Registered Investment Companies	(Cost	$99,159,162)	99,151,620

Bank Obligations - 0.1%

First Merchants Bank Deposit Account, 0.55%, 4/1/2022 (6)		249,278	249,278
Metro City Bank Deposit Account, 0.05%, 4/1/2022 (6)		248,475	248,475

Total Bank Obligations	(Cost	$497,753)	497,753

U.S. Government Obligations - 8.9%

U.S. Treasury Bill, 0.43%, due 6/30/2022		33,493,000	33,447,377

Total U.S. Government Obligations	(Cost	$33,457,341)	33,447,377

Total Investments - 99.0%	(Cost	$326,386,807)	371,584,002

Other Assets less Liabilities - 1.0%			3,853,384

Total Net Assets - 100.0%			375,437,386

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		3,341	42,832
Meeder Dynamic Allocation Fund - Retail Class		8,847	117,134
Meeder Muirfield Fund - Retail Class		5,757	52,216
Meeder Conservative Allocation Fund - Retail Class		978	22,230

Total Trustee Deferred Compensation	(Cost	$203,301)	234,412

Futures Contracts

	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(2)	6/17/2022	(537,840)	1,315
Mini MSCI EAFE Index Futures	232	6/17/2022	24,875,040	818,741
Mini MSCI Emerging Markets Index Futures	73	6/17/2022	4,108,075	210,578
Russell 2000 Mini Index Futures	111	6/17/2022	11,468,520	54,295
Standard & Poors 500 Mini Futures	(191)	6/17/2022	(43,268,663)	(2,833,551)

Total Futures Contracts	223		(3,354,867)	(1,748,622)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$337,638,872	$(1,748,622)
Level 2 - Other Significant Observable Inputs	33,945,130	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$371,584,002	$(1,748,622)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2022.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(9)	Preferred stock.

(10)	Exchange-traded fund.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.